RBC Emerging Markets Value Equity Fund Annual Fund Operating Expenses - RBC Emerging Markets Value Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	17.33%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	17.35%
Expenses (as a percentage of Assets)	18.40%
Fee Waiver or Reimbursement	(17.19%)	[1]
Net Expenses (as a percentage of Assets)	1.21%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.52%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	0.97%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.28%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	1.30%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(1.20%)	[1]
Net Expenses (as a percentage of Assets)	0.90%

[1]	The Adviser has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.20% of the Fund’s average daily net assets for Class A shares, 0.95% for Class I shares and 0.88% for Class R6 shares. This expense limitation agreement is in place until July 31, 2027 and may not be terminated by the Adviser prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s Board of Trustees if the Board consents to a revision or termination as being in the best interests of the Fund. The Adviser is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of three years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.